COMMON STOCK AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of common Stock for future issuance

Plans	Number of Shares
Warrants	21,145,000
Options and RSUs under employee stock plans	12,079,924
Future grants	2,742,509
Convertible Notes	4,680,500
Total Common Stock reserved for future issuance	40,647,933